ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Dec. 31, 2014
Advances From Federal Home Loan Bank [Abstract]
Schedule of FHLB, advances
	Maturing
	year ending
Interest rate range	December 31,	2014	2013
(at fixed rates)		(Dollars in thousands)

1.50% - 4.84%	2014	$-	$997
4.31% - 5.36%	2015	573	1,733
4.07% - 5.25%	2016	10,296	10,501
5.27% - 5.35%	2017	406	672
1.38% - 4.18%	2018	1,367	2,092
1.81%	2020	2,209	3,266

		$14,851	$19,261

Weighted-average interest rate		3.72%	3.64%

Schedule of borrowings require principal payments
	2014	2013

One year or less	$5,580	$2,047
Over one year through three years	9,271	14,334
Over three years through five years	-	2,880
Over five years	-	-

	$14,851	$19,261